Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

22 Share-based payments

Scheme details and movements

On September 11, 2020, the Group implemented an Enterprise Management Incentive scheme. The scheme comprises options over B ordinary shares which are exercisable over a set period, dependent upon when the employee joined the scheme.

The movements in the number of share options during the year were as follows:

December 31,
2020
Number
Outstanding, start of period	—
Granted during the period	16,817
Outstanding, end of period	16,817

The movements in the weighted average exercise price of share options during the year were as follows:

December 31,
2020
£ 000
Outstanding, start of period	—
Granted during the period	143.28
Outstanding, end of period	143.28

Outstanding share options

Details of share options outstanding at the end of the year are as follows:

31 December
2020
Weighted average exercise price (£)	143.28
Number of share options outstanding	16,817
Expected weighted average remaining vesting period (years)	1.13

The number of options which were exercisable at December 31, 2020 was 7,635 (2019: nil) with exercise prices ranging from £38.22 to £204.

Fair value of options granted

The weighted average fair value per option of options granted during the period at measurement date was £6.70 (2019 – Nil).

The option pricing model used was Black Scholes and the main inputs are set out in the table below. The date of grant of the options was between September 11, 2020 and November 20, 2020 (2019 — n/a).

December 31,
2020
Share price at date of grant (£)	40.36
Expected volatility (%)	50.00
Vesting period in years	1.13
Option life in years	4.00
Risk-free interest rate (%)	(0.13)

22 Share-based payments (continued)

Volatility

Given the lack of share price history and volatility, the volatility has been estimated with reference to other industry competitors, on a listed stock market, with a premium attached for the uncertainty around an unlisted investment.

Share based payments charge

During the year, a charge of £96,000 was recognised for equity settled share based payment transactions (2019: £nil). Refer to note 7 Expenses by nature.